As filed with the Securities and Exchange Commission on April 17, 2020

Securities Act File No. 333-225588

Investment Company Act File No. 811-23325

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19

(Check appropriate box or boxes)

SIX CIRCLES® TRUST

(Exact Name of Registrant Specified in Charter)

383 Madison Avenue

New York, New York, 10179

(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: (212) 270-6000

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copies to:
Nora M. Jordan, Esq.
Abby L. Ingber, Esq.	Gregory S. Rowland, Esq.
J.P. Morgan Private Investments Inc.	Davis Polk & Wardwell LLP
4 New York Plaza, 19th Floor	450 Lexington Avenue
New York, NY 10004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

⬜immediately upon filing pursuant to paragraph (b).

⬜60 days after filing pursuant to paragraph (a)(1).

⬜75 days after filing pursuant to paragraph (a)(2).

☒on May 19, 2020 pursuant to paragraph (b).

⬜on (date) pursuant to paragraph (a)(1).

☒

⬜

☒

☒

☒

⬜on (date) pursuant to paragraph (a)(2). If appropriate, check the following box:

☒The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 18 to the Registration Statement (the "Amendment") of Six Circles Trust (the "Trust") relates only to (i) Post-Effective Amendment No. 16, filed on March 13, 2020 (and the related Post-Effective Amendments Nos. 14, 15 and 17, filed on December 23, 2019, March 6, 2020 and March 31, 2020, respectively) and (ii) the Six Circles Global Bond Fund and Six Circles Tax Aware Bond Fund series of the Registrant. This Amendment incorporates by reference Parts A, B and C of Post-Effective Amendment No. 16. This Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of designating May 19, 2020, as the new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 17th day of April, 2020.

Six Circles Trust

By:	/s/ Mary Savino
Name:	Mary Savino
Title:	Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities indicated on April 17, 2020.

/s/ Mary Savino

Mary Savino

Trustee

/s/ Lisa Borders*

Lisa Borders

Trustee

/s/ James P. Donovan*

James P. Donovan

Trustee

/s/ Kevin Klingert*

Kevin Klingert

Trustee

/s/ Neil Medugno*

Neil Medugno

Trustee

/s/ Lauren Stack*

Lauren Stack

Trustee

*By:

/s/ Mary Savino

Mary Savino**

Attorney-in-Fact

**Executed by Mary Savino on behalf of each of the Trustees pursuant to Powers of Attorney dated June 12, 2018.